SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of Revenue (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	¥ 18,174,206	¥ 18,842,663	¥ 18,950,683
Real estate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	17,460,826	18,307,409	18,487,074
Type I
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	5,195,960	4,868,494	7,522,291
Type II
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	9,405,222	7,860,724	5,791,517
Type III.a. land only
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	1,564,800	3,089,207	1,924,423
Type III.b. construction only (over time)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	653,944	1,033,051	1,376,455
Type IV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	640,900	1,455,933	1,872,388
Other revenue
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	¥ 713,380	¥ 535,254	¥ 463,609